Product Warranty Liability - Schedule of Changes in Product Warranty Liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Product Warranty Liability [Abstract]
Balance	$ 1,892	$ 2,053	$ 2,234
Utilization	(78)	(161)	(181)
Balance	$ 1,814	$ 1,892	$ 2,053